CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)		Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
CASH FLOWS - OPERATING ACTIVITIES
Profit from continuing operations | ₪			₪ 51,511		₪ 24,967	₪ 25,023
Adjustments to reconcile net profit to net cash used in (used to) continuing operating activities (Appendix A) | ₪			(54,077)		2,074	(10,584)
Net cash used in (used to) continuing operating activities | ₪			(2,566)		27,041	14,439
Cash flows - investing activities
Acquisition of property plant and equipment | ₪			(1,791)		(2,143)	(2,650)
Proceeds from sale of property plant and Equipment | ₪					415	361
Loans granted to others | ₪			(43,650)	[1]
Proceeds from loans granted to others | ₪			26,000
Proceeds of non-current financial assets | ₪					3,970	2,168
Proceeds from sales of marketable securities, net | ₪			11,336		(8,058)	(30,833)
Net cash used to continuing investing activities | ₪			(8,105)		(5,816)	(30,954)
Cash flows - financing activities
Lease liability payments | ₪			(1,128)
Acquisition of treasury shares | ₪			(628)
Net cash used to continuing financing activities | ₪			(1,756)
Increase (decrease) in cash and cash equivalents | ₪			(12,427)		21,225	(16,515)
Cash and cash equivalents at the beginning of the financial year | ₪			134,287		113,062	129,577
Cash and cash equivalents of the end of the financial year | ₪			121,860		134,287	113,062
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease (Increase) in deferred income taxes | ₪			2,064		(2,379)	1,851
Unrealized loss (gain) on marketable securities | ₪			(14,972)		13,673	(7,760)
Depreciation and amortization | ₪			4,815		3,614	3,682
Capital gain on disposal of property plant and equipment | ₪					(69)	(361)
Gain from non - tradable financial assets | ₪						(5,368)
Changes in assets and liabilities:
Increase in trade receivables and other receivables | ₪			(39,775)		(7,898)	(5,034)
Decrease (Increase) in inventories | ₪			(22,259)		(9,390)	1,978
Increase in trade and other payables, and other current liabilities | ₪			16,050		4,523	428
Changes in assets and liabilities, total | ₪			(54,077)		2,074	(10,584)
Supplemental cash flow information:
Income tax paid | ₪			₪ 9,999		₪ 7,711	₪ 5,926
US Dollars [Member]
CASH FLOWS - OPERATING ACTIVITIES
Profit from continuing operations | $	[2]	$ 14,904
Adjustments to reconcile net profit to net cash used in (used to) continuing operating activities (Appendix A) | $	[2]	(15,647)
Net cash used in (used to) continuing operating activities | $	[2]	(743)
Cash flows - investing activities
Acquisition of property plant and equipment | $	[2]	(518)
Proceeds from sale of property plant and Equipment | $	[2]
Loans granted to others | $	[1]	(12,630)
Proceeds from loans granted to others | $	[2]	7,523
Proceeds of non-current financial assets | $	[2]
Proceeds from sales of marketable securities, net | $	[2]	3,280
Net cash used to continuing investing activities | $	[2]	(2,345)
Cash flows - financing activities
Lease liability payments | $		(326)
Acquisition of treasury shares | $	[2]	(182)
Net cash used to continuing financing activities | $	[2]	(508)
Increase (decrease) in cash and cash equivalents | $	[2]	(3,596)
Cash and cash equivalents at the beginning of the financial year | $	[2]	38,856
Cash and cash equivalents of the end of the financial year | $	[2]	35,260
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease (Increase) in deferred income taxes | $	[2]	597
Unrealized loss (gain) on marketable securities | $	[2]	(4,332)
Depreciation and amortization | $	[2]	1,393
Capital gain on disposal of property plant and equipment | $	[2]
Gain from non - tradable financial assets | $	[2]
Changes in assets and liabilities:
Increase in trade receivables and other receivables | $	[2]	(11,508)
Decrease (Increase) in inventories | $	[2]	(6,441)
Increase in trade and other payables, and other current liabilities | $	[2]	4,644
Changes in assets and liabilities, total | $	[2]	(15,647)
Supplemental cash flow information:
Income tax paid | $	[2]	$ 2,893

[1]	The interest rate given varies from 5%-8%. Interest income from loans granted to others amounted in 2019 to NIS 930 thousands.
[2]	Convenience Translation into US Dollars.